BUSINESS OVERVIEW AND BASIS OF PRESENTATION (Details Narrative)	Oct. 04, 2023 shares	Sep. 04, 2023 $ / shares shares	May 30, 2023 $ / shares shares	Jun. 30, 2024 $ / shares shares	Jun. 12, 2024	Sep. 20, 2023 shares	May 30, 2023 $ / shares shares
Common stock, shares issued			1	20,000,000		10	1
Common stock, shares authorized		50,000	500,000,000	1,000,000,000,000			500,000,000
Common stock, par value | (per share)		$ 1.00	$ 0.001	$ 0.0000005			$ 0.001
Hero Global Enterprises Limited [Member]
Ownership percentage	73.50%	78.38%			97.00%
United Source [Member]
Ownership percentage	4.50%	4.50%
Ms Kong [Member]
Ownership percentage	4.90%	4.90%
Trillion Able [Member]
Ownership percentage	4.90%	4.90%
Better Access [Member]
Ownership percentage	4.30%	4.30%
Mr Gao [Member]
Ownership percentage	3.00%	3.00%		100.00%	3.00%
True Sage [Member]
Ownership percentage	4.90%
Mr Gao [Member]
Shares issued	300	299	1
Hero Global Enterprises Limited [Member]
Shares issued			1
Hero Global Enterprises Limited [Member]
Shares issued	7,350	7,838
United Source [Member]
Shares issued	450	450
Ms Kong [Member]
Shares issued	490	490
Trillion Able [Member]
Shares issued	490	490
Better Access [Member]
Shares issued	430	430
True Sage [Member]
Shares issued	490